Intangible Assets and Goodwill - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets, Gross	$ 389,174	$ 154,129
Intangible Assets, Impairment	(88,059)	(8,598)
Accumulated Amortization	(62,676)	(28,885)
Intangible Assets, Net Balance	$ 238,440	$ 116,646
Human Animation Technologies [Member]
Intangible assets, Useful Lives (Years)	5 years	7 years
Intangible assets, Weighted Average Remaining Life (Years)	5 years	6 years
Intangible Assets, Gross	$ 123,436	$ 123,436
Intangible Assets, Impairment	(79,884)
Accumulated Amortization	(37,871)	(24,646)
Intangible Assets, Net Balance	$ 5,681	$ 98,790
Trademark and Trade Names [Member]
Intangible assets, Useful Lives (Years)	5 years	7 years
Intangible assets, Weighted Average Remaining Life (Years)	5 years	6 years
Intangible Assets, Gross	$ 7,746	$ 9,432	$ 7,746
Intangible Assets, Impairment	(3,903)	(1,686)
Accumulated Amortization	(2,379)	(1,549)	(443)
Intangible Assets, Net Balance	$ 1,464	$ 6,197	$ 7,303
Animation and Visual Effects Technologies [Member]
Intangible assets, Useful Lives (Years)	5 years	7 years
Intangible assets, Weighted Average Remaining Life (Years)	5 years	6 years
Intangible Assets, Gross	$ 6,016	$ 6,016
Intangible Assets, Impairment	(1,868)
Accumulated Amortization	(1,848)	(1,203)
Intangible Assets, Net Balance	$ 2,300	$ 4,813
Digital Asset Library [Member]
Intangible assets, Useful Lives (Years)	5 years
Intangible assets, Weighted Average Remaining Life (Years)	5 years	5 years 6 months
Intangible Assets, Gross	$ 7,536	$ 7,505
Intangible Assets, Impairment	(1,830)
Accumulated Amortization	(2,185)	(1,251)
Intangible Assets, Net Balance	$ 3,522	$ 6,254
Digital Asset Library [Member] | Minimum [Member]
Intangible assets, Useful Lives (Years)		5 years
Digital Asset Library [Member] | Maximum [Member]
Intangible assets, Useful Lives (Years)		7 years
Intellectual Property [Member]
Intangible assets, Useful Lives (Years)	7 years	7 years
Intangible assets, Weighted Average Remaining Life (Years)	0 years	6 years
Intangible Assets, Gross	$ 828	$ 3,258
Intangible Assets, Impairment	(574)	(2,430)
Accumulated Amortization	(254)	(236)
Intangible Assets, Net Balance		$ 592
Customer Relationships [Member]
Intangible assets, Useful Lives (Years)	2 years	11 years
Intangible assets, Weighted Average Remaining Life (Years)	1 year 6 months	11 years
Intangible Assets, Gross	$ 23,678	$ 4,482
Intangible Assets, Impairment		(4,482)
Accumulated Amortization	(5,920)
Intangible Assets, Net Balance	$ 17,758
FuboTV Tradename [Member]
Intangible assets, Useful Lives (Years)	9 years
Intangible assets, Weighted Average Remaining Life (Years)	8 years 6 months
Intangible Assets, Gross	$ 38,197
Intangible Assets, Impairment
Accumulated Amortization	(2,122)
Intangible Assets, Net Balance	$ 36,075
Software and Technology [Member]
Intangible assets, Useful Lives (Years)	9 years
Intangible assets, Weighted Average Remaining Life (Years)	8 years 6 months
Intangible Assets, Gross	$ 181,737
Intangible Assets, Impairment
Accumulated Amortization	(10,097)
Intangible Assets, Net Balance	$ 171,460